CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 14:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

 The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and can be described as follows:

 Commencing in 2012, in accordance with the Company organizational changes instituted that year, the Company's business is managed and reported as three separate reportable segments, comprised of the  Company's named Commercial, Mobility (previously named Defense) and Services Divisions:

  Commercial Division - provides VSAT networks, satellite communication products, small cell solutions and associated professional services to service providers, satellite operators and Mobile Network Operators (MNOs) worldwide, including for high throughput satellites, or HTS, initiatives worldwide.
  Mobility Division provides on-the-Move / on-the-Pause satellite communication products and solutions to system integrators, defense and homeland security organizations worldwide and also includes the operations of Wavestream Corporation, or Wavestream, our subsidiary, whose sales are primarily to system integrators, defense and homeland security organizations.
  Service Division comprised of service businesses in Peru and Colombia, which offer rural telephony and Internet access solutions.

a.      Information on the reportable segments:

    The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations. During 2014, the Company revised the measurement of each segment, due to a new allocation of corporate overhead that was based on new key performance indicators determined by Company's management as reviewed by the Chief Operating Decision Maker (“CODM”). Applying the same method of corporate overhead allocations used in 2014 to the results of the year ended December 31, 2013 would result in an operating income (loss) of $ (2,292), $ (10,738) and $ 8,937 for the Commercial, Mobility and Services segments, respectively and would have no effect on the operating income of the segments in the year ended December 31, 2012.

2.   Financial data relating to reportable operating segments:

	Year ended December 31, 2014
	Commercial	Mobility	Services	Total

Revenues	130,306	54,817	50,010	235,133
Cost of Revenues	77,587	37,023	36,888	151,498

Gross profit	52,719	17,794	13,122	83,635

R&D expenses:
Expenses incurred	19,099	8,536	-	27,635
Less - grants	2,015	462	-	2,477

	17,084	8,074	-	25,158

Selling and marketing	23,401	7,809	1,327	32,537
General and administrative	7,808	5,961	7,134	20,903

Operating income (loss)	4,426	(4,050)	4,661	5,037
Financial expenses, net				(3,837)
Income before taxes				1,200
Taxes on income				1,901
Net loss from continuing operations				(701)
Net loss from discontinued operations				(795)
Net loss				(1,496)

Depreciation and amortization expenses	4,885	8,220	2,846	15,951

	Year ended December 31, 2013
	Commercial	Mobility	Services	Total

Revenues	141,576	48,211	45,079	234,866
Cost of Revenues	94,966	33,773	26,471	155,210

Gross profit	46,610	14,438	18,608	79,656

R&D expenses:
Expenses incurred	18,403	11,088	-	29,491
Less - grants	1,203	388	-	1,591

	17,200	10,700	-	27,900

Selling and marketing	22,759	8,139	1,316	32,214
General and administrative	9,973	7,744	5,354	23,071
Restructuring costs	406	158	-	564

Operating income (loss)	(3,728)	(12,303)	11,938	(4,093)
Financial expenses, net				(6,239)
Loss before taxes				(10,332)
Tax benefit				(755)
Net loss from continuing operations				(9,577)
Net loss from discontinued operations				(8,320)
Net loss				(17,897)

Depreciation and amortization expenses	4,996	8,469	4,094	17,559

	Year ended December 31, 2012
	Commercial	Mobility	Services	Total

Revenues	158,882	55,371	57,313	271,566
Cost of Revenues	97,310	40,998	35,329	173,637

Gross profit	61,572	14,373	21,984	97,929

R&D expenses:
Expenses incurred	19,561	12,735	-	32,296
Less - grants	2,261	794	-	3,055

	17,300	11,941	-	29,241

Selling and marketing	24,184	9,128	1,676	34,988
General and administrative	11,221	4,940	7,457	23,618
Restructuring costs	219	96	-	315
Impairment of goodwill and intangible assets	-	31,879	-	31,879

Operating income (loss)	8,648	(43,611)	12,851	(22,112)
Financial expenses, net				(3,432)
Other income				2,729
Loss before taxes				(22,815)
Tax benefit				(1,893)
Net loss from continuing operations				(20,922)
Net loss from discontinued operations				(2,270)
Net loss				(23,192)

Depreciation and amortization expenses	4,960	9,723	3989	18,672

b.        Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2014	2013	2012

South America and Central America	$110,825	$84,048	$115,190
Asia and Asia Pacific	51,983	91,616	84,482
North America	41,951	26,155	39,087
Europe	16,393	23,096	23,906
Africa	13,981	9,951	8,901

	$235,133	$234,866	$271,566

c.        During 2014, the Group did not have any customer generating revenues exceeding 10% of the Group's total revenues.

Revenues from a major Commercial Division customer located in Australia accounted for 21% of total consolidated revenues for the year ended December 31, 2013.

           Revenues from two major customers located in Australia and in Latin America accounted for 17% (included in Commercial Division) and 13% (included in Services Division) of total consolidated revenues for the year ended December 31, 2012, respectively.

d.      The Group's long-lived assets are located as follows:

	December 31,
	2014	2013

Israel	$66,457	$68,527
Latin America	11,932	4,276
United States	1,999	1,936
Europe	9,486	9,453
Other	1,019	1,177

	$90,893	$85,369